Vanguard Intermediate-Term Treasury Index Fund

Schedule of Investments (unaudited)
As of November 30, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.5%)
U.S. Government Securities (99.5%)
United States Treasury Note/Bond	8.125%	5/15/21	720	787
United States Treasury Note/Bond	8.125%	8/15/21	245	271
United States Treasury Note/Bond	7.625%	11/15/22	2,075	2,432
United States Treasury Note/Bond	2.000%	11/30/22	98,499	99,623
United States Treasury Note/Bond	2.125%	12/31/22	75,643	76,837
United States Treasury Note/Bond	1.750%	1/31/23	53,066	53,298
United States Treasury Note/Bond	2.375%	1/31/23	33,680	34,469
United States Treasury Note/Bond	2.000%	2/15/23	40,368	40,860
United States Treasury Note/Bond	7.125%	2/15/23	2,968	3,474
United States Treasury Note/Bond	1.500%	2/28/23	123,372	122,967
United States Treasury Note/Bond	2.625%	2/28/23	48,500	50,046
United States Treasury Note/Bond	1.500%	3/31/23	48,045	47,880
United States Treasury Note/Bond	2.500%	3/31/23	24,000	24,690
United States Treasury Note/Bond	1.625%	4/30/23	41,430	41,449
United States Treasury Note/Bond	2.750%	4/30/23	20,000	20,750
United States Treasury Note/Bond	1.750%	5/15/23	84,815	85,213
United States Treasury Note/Bond	1.625%	5/31/23	36,775	36,792
United States Treasury Note/Bond	2.750%	5/31/23	71,015	73,733
United States Treasury Note/Bond	1.375%	6/30/23	128,730	127,685
United States Treasury Note/Bond	2.625%	6/30/23	25,960	26,869
United States Treasury Note/Bond	1.250%	7/31/23	26,057	25,719
United States Treasury Note/Bond	2.750%	7/31/23	61,172	63,609
United States Treasury Note/Bond	2.500%	8/15/23	50,545	52,140
United States Treasury Note/Bond	6.250%	8/15/23	10,525	12,262
United States Treasury Note/Bond	1.375%	8/31/23	36,915	36,603
United States Treasury Note/Bond	2.750%	8/31/23	58,314	60,692
United States Treasury Note/Bond	1.375%	9/30/23	93,125	92,295
United States Treasury Note/Bond	2.875%	9/30/23	45,870	47,992
United States Treasury Note/Bond	1.625%	10/31/23	50,095	50,126
United States Treasury Note/Bond	2.875%	10/31/23	79,135	82,857
United States Treasury Note/Bond	2.750%	11/15/23	80,805	84,277
United States Treasury Note/Bond	2.125%	11/30/23	72,565	73,971
United States Treasury Note/Bond	2.875%	11/30/23	61,100	64,040
United States Treasury Note/Bond	2.250%	12/31/23	23,724	24,310
United States Treasury Note/Bond	2.625%	12/31/23	67,905	70,579
United States Treasury Note/Bond	2.250%	1/31/24	77,773	79,717
United States Treasury Note/Bond	2.500%	1/31/24	62,700	64,875
United States Treasury Note/Bond	2.750%	2/15/24	133,905	139,972
United States Treasury Note/Bond	2.125%	2/29/24	38,999	39,785
United States Treasury Note/Bond	2.375%	2/29/24	57,100	58,831
United States Treasury Note/Bond	2.125%	3/31/24	142,068	144,976
United States Treasury Note/Bond	2.000%	4/30/24	28,015	28,453
United States Treasury Note/Bond	2.250%	4/30/24	68,446	70,243
United States Treasury Note/Bond	2.500%	5/15/24	159,627	165,538
United States Treasury Note/Bond	2.000%	5/31/24	115,305	117,179
United States Treasury Note/Bond	1.750%	6/30/24	78,335	78,751
United States Treasury Note/Bond	2.000%	6/30/24	47,347	48,109
United States Treasury Note/Bond	1.750%	7/31/24	47,600	47,860
United States Treasury Note/Bond	2.125%	7/31/24	63,748	65,143

United States Treasury Note/Bond	2.375%	8/15/24	95,812	99,001
United States Treasury Note/Bond	1.250%	8/31/24	74,990	73,713
United States Treasury Note/Bond	1.875%	8/31/24	82,905	83,812
United States Treasury Note/Bond	1.500%	9/30/24	64,444	64,052
United States Treasury Note/Bond	2.125%	9/30/24	37,926	38,773
United States Treasury Note/Bond	1.500%	10/31/24	55,736	55,388
United States Treasury Note/Bond	2.250%	10/31/24	54,050	55,604
United States Treasury Note/Bond	2.250%	11/15/24	108,481	111,600
United States Treasury Note/Bond	7.500%	11/15/24	6,573	8,394
United States Treasury Note/Bond	1.500%	11/30/24	79,000	78,556
United States Treasury Note/Bond	2.125%	11/30/24	61,230	62,636
United States Treasury Note/Bond	2.250%	12/31/24	69,790	71,829
United States Treasury Note/Bond	2.500%	1/31/25	26,550	27,662
United States Treasury Note/Bond	2.000%	2/15/25	136,463	138,809
United States Treasury Note/Bond	7.625%	2/15/25	3,300	4,277
United States Treasury Note/Bond	2.750%	2/28/25	61,658	65,049
United States Treasury Note/Bond	2.625%	3/31/25	60,157	63,099
United States Treasury Note/Bond	2.875%	4/30/25	24,274	25,784
United States Treasury Note/Bond	2.125%	5/15/25	75,360	77,126
United States Treasury Note/Bond	2.875%	5/31/25	29,500	31,358
United States Treasury Note/Bond	2.750%	6/30/25	25,000	26,426
United States Treasury Note/Bond	2.875%	7/31/25	109,865	116,938
United States Treasury Note/Bond	2.000%	8/15/25	91,425	92,968
United States Treasury Note/Bond	6.875%	8/15/25	14,398	18,447
United States Treasury Note/Bond	2.750%	8/31/25	63,320	67,000
United States Treasury Note/Bond	3.000%	9/30/25	34,900	37,430
United States Treasury Note/Bond	3.000%	10/31/25	36,000	38,638
United States Treasury Note/Bond	2.250%	11/15/25	121,050	124,795
United States Treasury Note/Bond	2.875%	11/30/25	48,150	51,370
United States Treasury Note/Bond	2.625%	12/31/25	54,145	57,021
United States Treasury Note/Bond	2.625%	1/31/26	44,300	46,681
United States Treasury Note/Bond	1.625%	2/15/26	152,945	152,180
United States Treasury Note/Bond	6.000%	2/15/26	6,295	7,883
United States Treasury Note/Bond	2.500%	2/28/26	50,125	52,475
United States Treasury Note/Bond	2.250%	3/31/26	41,160	42,485
United States Treasury Note/Bond	2.375%	4/30/26	53,950	56,108
United States Treasury Note/Bond	1.625%	5/15/26	139,215	138,454
United States Treasury Note/Bond	2.125%	5/31/26	50,318	51,568
United States Treasury Note/Bond	1.875%	6/30/26	66,300	66,932
United States Treasury Note/Bond	1.875%	7/31/26	56,465	57,003
United States Treasury Note/Bond	1.500%	8/15/26	126,267	124,492
United States Treasury Note/Bond	6.750%	8/15/26	5,954	7,844
United States Treasury Note/Bond	1.375%	8/31/26	54,783	53,567
United States Treasury Note/Bond	1.625%	9/30/26	65,149	64,722
United States Treasury Note/Bond	1.625%	10/31/26	48,000	47,670
United States Treasury Note/Bond	2.000%	11/15/26	120,055	122,230
United States Treasury Note/Bond	6.500%	11/15/26	4,000	5,251
United States Treasury Note/Bond	1.625%	11/30/26	60,000	59,588
United States Treasury Note/Bond	2.250%	2/15/27	106,480	110,240
United States Treasury Note/Bond	6.625%	2/15/27	3,015	4,012
United States Treasury Note/Bond	2.375%	5/15/27	107,565	112,405
United States Treasury Note/Bond	2.250%	8/15/27	118,270	122,632
United States Treasury Note/Bond	6.375%	8/15/27	3,000	4,000
United States Treasury Note/Bond	2.250%	11/15/27	97,700	101,379
United States Treasury Note/Bond	6.125%	11/15/27	7,800	10,337
United States Treasury Note/Bond	2.750%	2/15/28	103,665	111,602
United States Treasury Note/Bond	2.875%	5/15/28	108,857	118,416

United States Treasury Note/Bond	2.875%	8/15/28	119,588	130,277
United States Treasury Note/Bond	5.500%	8/15/28	8,322	10,819
United States Treasury Note/Bond	3.125%	11/15/28	125,388	139,416
United States Treasury Note/Bond	5.250%	11/15/28	15,100	19,434
United States Treasury Note/Bond	2.625%	2/15/29	136,745	146,595
United States Treasury Note/Bond	5.250%	2/15/29	11,762	15,228
United States Treasury Note/Bond	2.375%	5/15/29	143,994	151,374
United States Treasury Note/Bond	1.625%	8/15/29	132,058	130,118
United States Treasury Note/Bond	6.125%	8/15/29	8,000	11,098
United States Treasury Note/Bond	1.750%	11/15/29	49,000	48,885
Total U.S. Government and Agency Obligations (Cost $7,262,641)				7,483,984

			Shares
Temporary Cash Investment (0.3%)
Money Market Fund (0.3%)
1 Vanguard Market Liquidity Fund (Cost $23,760)
	1.841%		237,561	23,761

Total Investments (99.8%) (Cost $7,286,401)				7,507,745
Other Assets and Liabilities-Net (0.2%)				18,434
Net Assets (100%)				7,526,179

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in
Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments as of November 30, 2019, based on the inputs used to value them:

Intermediate-Term Treasury Index Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	7,483,984	—
Temporary Cash Investments	23,761	—	—
Total	23,761	7,483,984	—